Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$10.8	$10.9	$10.9
States, municipalities and political subdivisions	13.0	13.9	13.9
Foreign governments	8.4	9.6	9.6
Asset-backed	80.4	78.7	78.7
Commercial mortgage-backed	3.5	3.3	3.3
Residential mortgage-backed	37.0	38.2	38.2
U.S. corporate	497.8	587.0	587.0
Foreign corporate	123.1	142.3	142.3
Total fixed maturity securities	774.0	883.9	883.9
Equity securities:
Common stocks	0.1	0.4	0.4
Non-redeemable preferred stocks	75.5	80.9	80.9
Total equity securities	75.6	81.3	81.3
Commercial mortgage loans on real estate, at amortized cost	54.6	55.5	54.6
Policy loans	6.0	6.0	6.0
Other investments	45.0	45.0	45.0
Total investments	$955.2	$1,071.7	$1,070.8